SCHEDULE OF PERFORMANCE BASED ON OPERATING SEGMENTS REVENUS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 85,266,306	$ 83,668,441	$ 65,835,111
Cost of revenue	(82,255,771)	(76,469,755)	(62,092,682)
Cost of revenue	82,255,771	76,469,755	62,092,682
Gross profit	3,010,535	7,198,686	3,742,429
Selling and marketing expenses	(8,130,777)	(6,577,396)	(5,494,665)
Selling and marketing expenses	8,130,777	6,577,396	5,494,665
General and administrative expenses	(11,768,315)	(15,273,231)	(6,328,278)
General and administrative expenses	11,768,315	15,273,231	6,328,278
Other income (loss)	1,833,477	193,237	1,635,047
(Loss) profit before tax	15,055,080	14,458,704	6,445,467
(Loss) profit before tax	(15,055,080)	(14,458,704)	(6,445,467)
PRC and Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues	81,671,464	75,179,138	65,835,111
Cost of revenue	(79,086,246)	(72,014,675)	(62,092,682)
Cost of revenue	79,086,246	72,014,675	62,092,682
Gross profit	2,585,218	3,164,463	3,742,429
Selling and marketing expenses	(6,731,281)	(5,079,314)	(5,494,665)
Selling and marketing expenses	6,731,281	5,079,314	5,494,665
General and administrative expenses	(9,947,933)	(13,027,899)	(6,328,278)
General and administrative expenses	9,947,933	13,027,899	6,328,278
Other income (loss)	1,587,144	251,402	1,635,047
(Loss) profit before tax	(12,506,852)	(14,691,348)	(6,445,467)
(Loss) profit before tax	12,506,852	14,691,348	6,445,467
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Revenues	3,594,842	8,489,303
Cost of revenue	(3,169,525)	(4,455,080)
Cost of revenue	3,169,525	4,455,080
Gross profit	425,317	4,034,223
Selling and marketing expenses	(1,399,496)	(1,498,082)
Selling and marketing expenses	1,399,496	1,498,082
General and administrative expenses	(1,820,382)	(2,245,332)
General and administrative expenses	1,820,382	2,245,332
Other income (loss)	246,333	(58,165)
(Loss) profit before tax	(2,548,228)	(232,644)
(Loss) profit before tax	$ 2,548,228	$ 232,644